Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement [Abstract]
The Fair Value Of Financial Assets And Liabilities

11.	THE FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

The fair value hierarchy is determined by the levels of judgment involved in estimating fair values of financial assets and liabilities. The specific financial instruments characteristics and respective market condition such as volume of transactions and transparency of transactions between market participants are considered when determining the classification of the inputs used in the valuations. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market information is not readily available, the Group’s own assumptions reflect those the Group believes a market participants would use for measuring those specific assets or liabilities at the measurement date.

The fair value measurement is described in the one of the following three levels used to classify fair value measurements:

•	Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity and debt securities and derivatives.

•	Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC of which valuation techniques do not require significant judgment.

•

Level 3—fair value measurements are those derived from valuation techniques that include significant inputs for the asset or liability that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-publicly traded securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2016
	Level 1(*1)	Level 2(*1)	Level 3(*2)	Total
Financial assets:
Financial assets held for trading
Deposits	26,180	—	—	26,180
Debt securities	370,636	2,274,280	—	2,644,916
Equity securities	35,983	—	—	35,983
Beneficiary certificates	—	23,891	—	23,891
Loaned securities	4,459	—	—	4,459
Derivative instrument assets	3,233	2,871,909	23,153	2,898,295

Sub-total	440,491	5,170,080	23,153	5,633,724

Financial assets designed at FVTPL
Debt securities	—	—	4,348	4,348
Equity securities	—	—	12,652	12,652

Sub-total	—	—	17,000	17,000

AFS financial assets
Debt securities	2,288,917	13,759,392	—	16,048,309
Equity securities	428,678	—	1,024,935	1,453,613
Beneficiary certificates	—	2,291,571	530,511	2,822,082
Loaned securities	391,279	102,300	—	493,579

Sub-total	3,108,874	16,153,263	1,555,446	20,817,583

Derivative assets	—	140,478	99	140,577

Total	3,549,365	21,463,821	1,595,698	26,608,884

Financial liabilities:
Financial liabilities held for trading
Deposits	26,501	—	—	26,501
Derivative liabilities	1,750	2,974,703	33,524	3,009,977

Sub-total	28,251	2,974,703	33,524	3,036,478

Financial liabilities designated at FVTPL
Equity-linked securities	—	197	673,709	673,906
Debentures	—	92,974	—	92,974

Sub-total	—	93,171	673,709	766,880

Derivative liabilities	—	7,221	—	7,221

Total	28,251	3,075,095	707,233	3,810,579

	December 31, 2017
	Level 1(*1)	Level 2(*1)	Level 3(*2)	Total
Financial assets:
Financial assets held for trading
Deposits	25,972	—	—	25,972
Debt securities	405,942	2,238,391	—	2,644,333
Equity securities	21,666	—	—	21,666
Beneficiary certificates	—	13,041	—	13,041
Derivative assets	1,021	3,093,272	21,482	3,115,775

Sub-total	454,601	5,344,704	21,482	5,820,787

Financial assets designated at FVTPL
Debt securities	—	—	9,694	9,694
Equity securities	—	—	12,596	12,596

Sub-total	—	—	22,290	22,290

AFS financial assets
Debt securities	2,710,172	10,348,815	—	13,058,987
Equity securities	399,214	—	1,011,864	1,411,078
Beneficiary certificates	—	68,722	643,906	712,628
Securities loaned	69,778	100,478	—	170,256

Sub-total	3,179,164	10,518,015	1,655,770	15,352,949

Derivative assets	—	59,272	—	59,272

Total	3,633,765	15,921,991	1,699,542	21,255,298

Financial liabilities:
Financial liabilities held for trading
Deposits	25,964	—	—	25,964
Derivative liabilities	2,613	3,126,585	20,951	3,150,149
Securities sold	—	—	—	—

Sub-total	28,577	3,126,585	20,951	3,176,113

Financial liabilities designated at FVTPL
Equity-linked securities	—	—	160,057	160,057
Debentures	—	91,739	—	91,739

Sub-total	—	91,739	160,057	251,796

Derivative liabilities	—	67,754	—	67,754

Total	28,577	3,286,078	181,008	3,495,663

(*1)	There was no transfers between level 1 and level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers between levels at the end of reporting period in which events have occurred or conditions have changed.
(*2)	Certain AFS financial assets were measured at cost as of December 31, 2016 and 2017, that are amounting to 43,202 million Won and 37,092 million Won, respectively. These unquoted equity instruments mostly represent minority investments in special purpose entity vehicles such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value was not available to obtain, or (b) there is a significant variance in likely estimated cash flows or (c) the probabilities for the various estimated cash flows could not be measured reliably. In addition, there were no indicators of impairments in these investments and the Group has no intention to dispose these investments in the foreseeable future.

During the year, the Group disposed of certain financial assets which were carried at cost because they did not have quoted market prices in an active market and could not be reliably measured at fair value. The carrying amount and gain from disposal of these financial assets amounted to 1,266 million Won and 657 million Won for the year ended December 31, 2017, respectively.

Financial assets and liabilities designated at FVTPL, held-for-trading financial assets and liabilities, AFS financial assets, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using alternative assumptions and developing fair value measurement methods. Alternative assumptions and fair value measurement methods for each type of financial instruments are as follows:

	Fair value measurement methods	Input variables
Debt securities	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate, credit spread

Equity securities and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, Beta, etc.

Derivatives

The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market.

However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.

Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.

Equity-linked securities	The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the	Values of underlying assets, risk-free market rate, market rate, dividend and convenience yield, volatility, correlation
	natures of the securities or underlying assets.	coefficient, credit spread, and foreign exchange rate

Debentures	The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, forward rate

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Derivative assets	Option valuation model and others	Correlation coefficient	0.900~0.980	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	12.1%~28.1%	Variation of fair value increases as volatility increases.
Derivative liabilities	Option valuation model and others	Correlation coefficient	0.900~0.980	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	12.1%~28.1%	Variation of fair value increases as volatility increases.
Equity linked securities	Monte Carlo Simulation and others	Correlation coefficient	0.363~0.694

Equity linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However when correlation coefficient decreases, despite the increase in volatility, the variation of fair value of equity linked securities may decrease.

		Volatility of underlying asset	6.8%~58.9%
Equity securities and Beneficiary certificates	External appraisal value and others	Expected growth rate	0.0%~1.0%	Fair value increases as expected growth rate increases.
		Volatility of real estate sale price	0%	Fair value increases as sale price Increases
		Discount rate of lease cash flow and others	8.31%~8.54%	Fair value increases as discount rate of lease cash flow decreases

Fair value of financial assets and liabilities classified into level 3 is measured by the Group using its own valuation techniques or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

(3) Changes in financial assets and liabilities classified into level 3 are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2015
January 1, 2015	Net Income (loss)(*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or from level 3(*2)	December 31, 2015
Financial assets:
Financial assets held for trading
Derivatives instruments assets(*5)	49,274	71,703	—	(8,166)	(33,156)	(979)	78,676

Sub-total	49,274	71,703	—	(8,166)	(33,156)	(979)	78,676

Financial assets designed at FVTPL
Equity-linked securities	6,066	—	—	—	(6,066)	—	—
Debt securities	—	(14)	—	1,000	—	—	986
Equity securities	10,567	1,042	—	—	—	—	11,609

Sub-total	16,633	1,028	—	1,000	(6,066)	—	12,595

AFS financial assets
Equity securities(*3)	1,031,918	(57,373)	105,290	105,930	(100,018)	(92,379)	993,368
Beneficiary certificates	355,694	3,905	(24,846)	121,613	(79,296)	—	377,070
Others	14,241	(7,064)	1,370	—	(3,239)	—	5,308

Sub-total	1,401,853	(60,532)	81,814	227,543	(182,553)	(92,379)	1,375,746

Derivative assets	11,946	7,375	—	—	(13,348)	—	5,973

Total	1,479,706	19,574	81,814	220,377	(235,123)	(93,358)	1,472,990

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*5)	41,711	58,565	—	4,008	(24,475)	(1,202	)-	78,607
Financial liabilities designated at FVTPL
Equity-linked securities(*4)	361,993	(73,533)	—	764,005	(304,917)	(197)	747,351

Total	403,704	(14,968)	—	768,013	(329,392)	(1,399)	825,958

	For the year ended December 31, 2016
	January 1, 2016	Net Income (loss)(*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or from level 3(*2)	December 31, 2016
Financial assets:
Financial assets held for trading
Derivative instrument assets(*6)	78,676	(29,117)	—	13,640	(39,506)	(540)	23,153

Financial assets designed at FVTPL
Debt securities	986	(161)	—	4,509	(986)	—	4,348
Equity securities	11,609	1,043	—	—	—	—	12,652

Sub-total	12,595	882	—	4,509	(986)	—	17,000

AFS financial assets
Equity securities(*3)	993,368	(6,986)	57,323	205,749	(205,348)	(19,171)	1,024,935
Beneficiary certificates	377,070	(868)	5,794	174,024	(25,509)	—	530,511
Others	5,308	594	(643)	—	(5,259)	—	—

Sub-total	1,375,746	(7,260)	62,474	379,773	(236,116)	(19,171)	1,555,446

Derivative assets	5,973	3,877	—	—	(9,751)	—	99

Total	1,472,990	(31,618)	62,474	397,922	(286,359)	(19,711)	1,595,698

Financial liabilities:
Financial liabilities held for trading Derivative liabilities	78,607	(8,322)	—	1,155	(37,916)	—	33,524
Financial liabilities designated at FVTPL
Equity-linked securities	747,351	71,079	—	—	(144,721)	—	673,709

Total	825,958	62,757	—	1,155	(182,637)	—	707,233

	For the year ended December 31, 2017
	January 1, 2017	Net Income (loss)(*1)	Other comprehensive income	Purchases/ Issuances	Disposals/ Settlements	Transfer to or out of level 3(*2)	December 31, 2017
Financial assets:
Financial assets held for trading
Derivative assets	23,153	22,362	—	1,398	(25,431)	—	21,482

Financial assets designated at FVTPL
Debt securities	4,348	346	—	5,000	—	—	9,694
Equity securities	12,652	(56)	—	—	—	—	12,596

Sub-total	17,000	290	—	5,000	—	—	22,290

AFS financial assets
Equity securities	1,024,935	27,986	24,442	65,961	(131,460)	—	1,011,864
Beneficiary certificates	530,511	212	(4,321)	226,975	(109,471)	—	643,906

Sub-total	1,555,446	28,198	20,121	292,936	(240,931)	—	1,655,770

Derivative assets	99	329	—	—	(428)	—	—

Total	1,595,698	51,179	20,121	299,334	(266,790)	—	1,699,542

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities	33,524	24,866	—	500	(37,939)	—	20,951

Financial liabilities designated at FVTPL
Equity-linked securities	673,709	112,015	—	—	(625,667)	—	160,057

Total	707,233	136,881	—	500	(663,606)	—	181,008

(*1)	From financial assets and liabilities classified as Level 3 that the Group holds as at the end of the year, losses of 2,854 million Won, 94,238 million Won and 34,621 million Won for the year ended December 31 2015, 2016 and 2017, respectively, were recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the comprehensive income statements.
(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
(*3)	AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.
(*4)	Since the observable market data for equity-linked securities was available, such securities were transferred out of Level 3 into Level 2.
(*5)	As the variables used for the valuation of interest rate and equity related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
(*6)	As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.

4) Sensitivity analysis on the unobservable inputs used for measuring level 3 financial instruments.

The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) debt securities, equity securities, interest rate related derivatives, currency related derivatives, equity related derivatives, and equity-linked securities of which fair value changes are recognized as net income; (2) equity securities and beneficiary certificates of which fair value changes are recognized as other comprehensive income. Equity securities classified as level 3 but measured at costs are excluded from sensitivity analysis.

The following table shows the sensitivity analysis to disclose the effect of reasonably possible volatility on the fair value of a level 3 financial instruments for the years ended December 31, 2015, 2016 and 2017. (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivatives instruments assets(*1)(*2)	10,674	(9,729)	—	—
Financial assets designed at FVTPL
Equity securities(*6)	793	(739)	—	—
AFS Financial Assets
Equity securities(*3)(*4)	—	—	37,648	(20,869)
Beneficiary certificates(*4)	—	—	4,102	(3,875)
Others(*5)	—	—	80	(80)

Total	11,467	(10,468)	41,830	(24,824)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*1)(*2)	13,469	(12,281)	—	—
Financial liabilities designated at FVTPL
Equity-linked securities(*1)	2,289	(2,247)	—	—

Total	15,758	(14,528)	—	—

	For the year ended December 31, 2016
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivatives instruments assets(*1)(*2)	861	(2,248)	—	—
Financial assets designed at FVTPL
Debt securities(*6)	19	(18)	—	—
Equity securities(*6)	688	(639)	—	—
AFS Financial Assets
Equity securities(*3)(*4)	—	—	31,412	(18,551)
Beneficiary certificates(*4)	—	—	2,903	(2,571)

Total	1,568	(2,905)	34,315	(21,122)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*1)(*2)	4,892	(3,568)	—	—
Financial liabilities designated at FVTPL
Equity-linked securities(*1)	905	(857)	—	—

Total	5,797	(4,425)	—	—

	For the year ended December 31, 2017
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivatives instruments assets(*1)(*2)	1,234	(526)	—	—
Financial assets designed at FVTPL
Debt securities(*6)	265	(309)	—	—
Equity securities(*6)	670	(624)	—	—
AFS Financial Assets
Equity securities(*3)(*4)	—	—	28,583	(15,246)
Beneficiary certificates(*4)	—	—	1,861	(1,857)

Total	2,169	(1,459)	30,444	(17,103)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*1)(*2)	5	(513)	—	—
Financial liabilities designated at FVTPL
Equity-linked securities(*1)	8	(7)	—	—

Total	13	(520)	—	—

(*1)	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%, respectively.
(*2)	Both derivative assets and liabilities for held for trading and hedging are included.
(*3)	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%) and discount rate. The growth rate, discount rate, and liquidation value are major unobservable variables.
(*4)	Among the equity securities, whereas the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of such securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
(*5)	Fair value changes of other securities are calculated by increasing or decreasing price fluctuation of trust property or real estate which is underlying assets and discount rate by 1%. The prices of trust property and real estates and discount rate are major unobservable variables.
(*6)	Fair value changes are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	As of December 31, 2016
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity financial assets	741,880	13,243,297	—	13,985,177	13,910,251
Loans and receivables	—	—	259,565,952	259,565,952	258,392,633
Financial liabilities:
Deposits due to customers	—	221,001,466	—	221,001,466	221,020,411
Borrowings	—	18,785,325	—	18,785,325	18,769,515
Debentures	—	24,004,668	—	24,004,668	23,565,449
Other financial liabilities	—	21,984,171	—	21,984,171	21,985,086

	As of December 31, 2017
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity financial assets	1,206,292	15,509,387	—	16,715,679	16,749,296
Loans and receivables	—	—	265,570,649	265,570,649	267,106,204
Financial liabilities:
Deposits due to customers	—	234,682,775	—	234,682,775	234,695,084
Borrowings	—	14,754,506	—	14,754,506	14,784,706
Debentures	—	27,889,781	—	27,889,781	27,869,651
Other financial liabilities	—	13,890,789	—	13,890,789	13,892,461

The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value using alternative assumptions through developing fair value measurement methods. Alternative assumptions and fair value measurement methods for financial assets and liabilities that are measured at amortized costs are given as follows:

	Fair value measurement technique	Input variables
Debt securities	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate and credit spread

Loans and receivables	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment-rate

Deposit due to customers, borrowings, debentures, and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate and forward rate